STATUTORY RESERVE - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Minimum requirement of after-tax profits to be allocated to general reserve fund as a percentage of its registered capital by the Company's subsidiaries and VIEs	10.00%
Maximum requirement of after-tax profits to be allocated to general reserve fund as a percentage of its registered capital by the Company's subsidiaries and VIEs	50.00%
Minimum requirement of after-tax profits to be allocated to a statutory surplus fund as a percentage of its registered capital by the Company's VIEs	10.00%
Maximum requirement of after-tax profits to be allocated to a statutory surplus fund as a percentage of its registered capital by the Company's VIEs	50.00%
Statutory reserve	$ 988	$ 4,978	$ 164